PROSPECTUS
                                  JULY 1, 1998


                                 BOSTON PARTNERS
                                    MICRO CAP
                                   VALUE FUND
                             (INSTITUTIONAL SHARES)



                                 [LOGO OMITTED]

                                       bp
                     BOSTON PARTNERS ASSET MANAGEMENT, L.P.



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                      BOSTON PARTNERS MICRO CAP VALUE FUND
                              (INSTITUTIONAL CLASS)
                                       OF
                               THE RBB FUND, INC.

     Boston Partners Micro Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Institutional Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with market capitalizations that do not exceed $500 million when purchased by the Fund, and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that it believes possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated July 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (888) 261-4073. The
Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

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THESE  SECURITIES  HAVE NOT BEEN APPROVED OR  DISAPPROVED  BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS.   ANY   REPRESENTATION  TO  THE  CONTRARY  IS  A  CRIMINAL  OFFENSE.
--------------------------------------------------------------------------------


PROSPECTUS                                                          July 1, 1998



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EXPENSE TABLE
--------------------------------------------------------------------------------
     The following table illustrates the shareholder transaction and annual operating expenses that are expected to be incurred by Institutional Shares of the Fund (after fee waivers and expense reimbursements) during the next twelve months as a percentage of average daily net assets. An example based on the summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES

     Maximum Sales Charge Imposed on Purchases ...........................  None

     Maximum Sales Charge Imposed on Reinvested Dividends ................  None

     Maximum Deferred Sales Charge .......................................  None

     Redemption Fee(1) ................................................... 1.00%

     Exchange Fee ........................................................  None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     Management Fees (after waivers)(2) .................................. 0.00%

     12b-1 Fees ..........................................................  None

     Other Expenses (after expense reimbursements)(2) .................... 1.55%
                                                                           -----

   Total Fund Operating Expenses (after waivers
        and expense reimbursements)(2) ................................... 1.55%
                                                                           =====

(1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund to cover brokerage and other market impact costs associated with such redemptions.

(2) In the absence of fee waivers and expense reimbursements, Management Fees would be 1.25%, Other Expenses would be 2.15%, and Total Fund Operating Expenses would be 3.40%. Management Fees are based on average daily net assets and are calculated daily and paid monthly.

EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period (including the 1.00% transaction fee on redemptions made within a year of purchase):
                                                           ONE        THREE
                                                          YEAR        YEARS
                                                          ----        -----
     Boston Partners Micro Cap Value Fund ..............   $16         $49

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser, and the Fund's other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees will not vary from the figures reflected in the Fee Table.

     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INTRODUCTION
--------------------------------------------------------------------------------
     RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-six separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Micro Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------
     The Fund's investment objective is to provide long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities of issuers with market capitalizations that do not exceed $500 million when purchased by the Fund, and identified by the Adviser as equity securities that possess value characteristics.

     The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 35% (under normal conditions) at the time of purchase, in companies with considerably larger market capitalizations.

     The Fund presents greater risks than funds that invest in equity securities of larger companies for the following reasons: Companies in which the Fund primarily invests will include those that have limited product lines, markets, or financial resources, or are dependent upon a small management group. In addition, because these stocks are not well known to the investing public, do not have significant institutional ownership, and are followed by relatively few securities analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. Historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small companies to changing economic conditions, the fewer market makers and the wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.

     The securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. They may be subject to wide fluctuations in market value. The trading market for any given security may be sufficiently thin as to make it difficult for the

Fund to dispose of a substantial block of such securities. The disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgment, such disposition is not desirable or to make many small sales over a lengthy period of time.

     The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     The Adviser selects securities for the Fund based on a fundamental analysis of industries and companies, earning power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     The Fund may invest up to 25% of its total assets in securities of foreign issuers, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. ADRs and EDRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs and EDRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR and EDR prices are denominated in U.S. dollars, even though the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such instruments involve risks similar to those of investing directly in foreign securities. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

     The Fund may invest the remainder of its total assets in derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. government or government agencies.

     In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, repurchase agreements, reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures.

     The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

     The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Fund may not:

         1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

         2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

     Except as required by the 1940 Act with respect to the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in percentage resulting from a change in values will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

     The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 150%. Such a relatively high portfolio turnover will be accompanied by relatively high transactional (i.e., brokerage) costs. It may also result in increased capital gains realized by the Fund and distributed to shareholders.

RISK FACTORS
--------------------------------------------------------------------------------
     As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing an interest in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. As of the date of this Prospectus, U.S. stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

     Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT
--------------------------------------------------------------------------------
BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

     Boston Partners Asset Management, L.P., located at Boston, Massachusetts, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of March 31, 1998, in excess of $15 billion. The adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation.

     Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid a monthly advisory fee computed at an annual rate of 1.25% of the Fund's average daily net assets. The Adviser has notified RBB, however, that it expects to waive all advisory fees during the current fiscal year.

PORTFOLIO MANAGEMENT

     The day-to-day portfolio management of the Fund is the responsibility of David M. Dabora and Wayne J. Archambo who are portfolio managers of the Adviser. Prior to taking on day to day responsibilities for the Micro Cap Value Fund, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of the Adviser, an all-cap value institutional product. Before joining the Adviser in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 10 years of investment experience and is a Chartered Financial Analyst. Mr. Archambo oversees the investment activities of the Adviser's $900 million of mid-capitalization value equity product (including the $56 million Mid Cap Value
Fund) and the $1.2 billion small-capitalization value institutional equity product. Prior to joining the Adviser in April 1995, Mr. Archambo had been employed by The Boston Company Asset Management, Inc. since 1989 as a senior portfolio manager and a member of that firm's Equity Policy Committee. Mr. Archambo has over 15 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

     PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee during the current fiscal year.

DISTRIBUTOR

     Provident Distributors, Inc. ("PDI"), with a principal business address at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

ADMINISTRATIVE SERVICES AGENT

     PDI acts as Administrative Services Agent to the Fund with respect to its Institutional Class shares, providing certain administrative services to such Class that are not provided by PFPC. These services include furnishing corporate secretarial, data processing and clerical services, acting as liaison between the Fund's Institutional Class shares and the Fund's various service providers, furnishing corporate secretarial services, which include assisting in the coordination and preparation of reports to shareholders including proxy statements and annual, semi-annual and quarterly reports and generally assisting in monitoring and developing compliance procedures for the Fund. As compensation for such administrative services, PDI is entitled to a monthly fee calculated at the annual rate of .15% of the Fund's Institutional Class's average daily net assets.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

EXPENSES

     The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Institutional Class of the Fund pays its own distribution fees, if any, and may pay a different share of other expenses than other classes (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Institutional Class or if it receives different services.

     The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
GENERAL

     Shares representing an interest in the Fund are offered continuously for sale by the Distributor. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Micro Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Micro Cap Value Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Micro Cap Value Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundation or other related groups may be aggregated. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order. As of the date of this Prospectus, the Fund intends to suspend the offering of Shares upon the Fund's attaining $300 million in total assets.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

     The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received by the Fund or its agents prior to close of the NYSE on such day (generally 4:00 p.m. Eastern Time). Orders received by the Fund or its agents after the close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

     Shares may be purchased and subsequent investments may be made by principals and employees of the Adviser, and by their spouses and children, either directly or through their individual retirement accounts, trusts or other such vehicles, and by any pension and profit-sharing plan of the Adviser (or any person having a relationship with such plans), without being subject to the minimum investment limitations.

     An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                  PNC Bank, N.A.
                  Philadelphia, PA 19103
                  ABA NUMBER: 0310-0005-3
                  CREDITING ACCOUNT NUMBER: 86-1108-2507
                  FROM: (name of investor)
                  ACCOUNT NUMBER: (Investor's account number with the Fund) FOR PURCHASE OF: (name of the Fund)
                  AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

     For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.

HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------
REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Micro Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption, unless the Shareholder has held his or her Shares for less than one year, upon which a fee equal to 1% of the net asset value of the Shares redeemed at the time of redemption will be imposed.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

  BOSTON PARTNERS MICRO CAP VALUE FUND    bp
         (INSTITUTIONAL CLASS)            BOSTON PARTNERS ASSET MANAGEMENT, L.P.


ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073

+--------------+  (Please check the appropriate box(es) below.)
| 1            |  [ ] Individual            [ ] Joint Tenant          [ ] Other
| Account      |
| Registration:|  --------------------------------------------------------------
+--------------+  Name                        SOCIAL SECURITY NUMBER OR TAX ID #
                                              OF PRIMARY OWNER

                  --------------------------------------------------------------
                  NAME OF JOINT OWNER                JOINT OWNER SOCIAL SECURITY
                                                     NUMBER OR TAX ID #

                  For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

-------------
GIFT TO MINOR:    [ ] UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
-------------
                  --------------------------------------------------------------
                  NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                  --------------------------------------------------------------
                  NAME OF MINOR (ONLY ONE PERMITTED)

                  --------------------------------------------------------------
                  MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
------------------
                  --------------------------------------------------------------
                  NAME OF CORPORATION, PARTNERSHIP,        NAME(S) OF TRUSTEE(S)
                  OR OTHER

                  --------------------------------------------------------------
                  TAXPAYER IDENTIFICATION NUMBER


+--------------+  --------------------------------------------------------------
| 2            |  STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |  --------------------------------------------------------------
+--------------+  CITY                                  STATE           ZIP CODE

                  --------------------------------------------------------------
                  DAY PHONE NUMBER                          EVENING PHONE NUMBER


+--------------+
| 3            |  Minimum initial investment        Amount of investment $______
| Investment   |  of $100,000.
| Information: |
+--------------+  Make the check payable to Boston Partners
                  Micro Cap Value Fund.

                  Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

------------
DISTRIBUTION      NOTE: Dividends and capital gains may be reinvested or paid by
OPTIONS:          check.  If no options are selected below, both dividends and
------------      capital gains will be reinvested in additional Fund shares.

                  DIVIDENDS [ ]    Pay by check [ ]    Reinvest [ ]
                  CAPITAL GAINS [ ]    Pay by check [ ]  Reinvest [ ]


+--------------+  To use this option, you must initial the appropriate line
| 4            |  below.
| Telephone    |  I authorize the Transfer Agent to accept instructions from
| Redemption: | any persons to redeem or exchange shares in my account(s) by +--------------+ telephone in accordance with the procedures and conditions set set forth in the Fund's current prospectus.

                                                         Redeem shares, and send
                  ------------------   -------------     the proceeds to the
                  individual initial   joint initial     address of record.


                                                         Exchange shares for
                  ------------------   -------------     shares of The Boston
                  individual initial   joint initial     Partners Large Cap
                                                         Value Fund, Boston
                                                         Partners Mid Cap Value
                                                         Fund or Boston Partners
                                                         Bond Fund.

+--------------+  The Automatic Investment Plan which is available to
| 5            |  shareholders of the Fund, makes possible regularly scheduled
| Automatic    |  purchases of Fund shares to allow dollar-cost averaging. The
| Investment   |  Fund's Transfer Agent can arrange for an amount of money
| Plan:        |  selected by you to be deducted from your checking account and
+--------------+  used to purchase shares of the Fund.


                  Please debit $________ from my checking account (named below on or about the 20th of the month. PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.
                  [ ] Monthly [ ] Every Alternate Month [ ] Quarterly [ ] Other

---------------   --------------------------------------------------------------
BANK OF RECORD:   BANK NAME                           STREET ADDRESS OR P.O. BOX
---------------
                  --------------------------------------------------------------
                  CITY                                      STATE       ZIP CODE

                  --------------------------------------------------------------
                  BANK ABA NUMBER                            BANK ACCOUNT NUMBER


+--------------+  The undersigned warrants that I (we) have full authority and,
| 6            |  if a natural person, I (we) am (are) of legal age to purchase
| Signatures: | shares pursuant to this Account Application, and I (we) have +--------------+ received a current prospectus for the Fund in which I (we) am
                  (are) investing.
                  Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:
                  Under penalties of perjury, I certify that:
                  (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and
                  (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                  NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.

                  --------------------------------------------------------------
                  SIGNATURE OF APPLICANT                           DATE

                  --------------------------------------------------------------
                  PRINT NAME                               TITLE (IF APPLICABLE)

                  --------------------------------------------------------------
                  SIGNATURE OF JOINT OWNER                         DATE

                  --------------------------------------------------------------
                  PRINT NAME                               TITLE (IF APPLICABLE)


                  (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                  For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                  MAIL COMPLETED        THE BOSTON PARTNERS MICRO CAP VALUE FUND
                  ACCOUNT APPLICATION   C/O PFPC INC.
                  AND CHECK TO:         P.O. BOX 8852
                                        WILMINGTON, DE  19899-8852

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

TRANSACTION FEE IMPOSED ON CERTAIN REDEMPTIONS

     The Fund requires the payment of a transaction fee on redemptions of Shares of the Fund held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The fee does not apply to redeemed Shares that were purchased through reinvested dividends or capital gain distributions. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when the Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in the Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents the Fund's estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions.

INVOLUNTARY REDEMPTION

     The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request.

     Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

     With the exception of redemptions to which the 1.00% transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. For redemptions to which the additional transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents, less an amount equal to 1.00% of the net asset value of such Shares redeemed that the shareholder has held for less than one year. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days from the purchase date, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Institutional Shares of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund up to six (6) times per year. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund next determined after PFPC's receipt of a request for an exchange. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

     If the exchanging shareholder does not currently own Institutional Shares of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities
Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in the Boston  Partners  Large Cap Value
Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, the dollar value of Institutional Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

     The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

     Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund and Boston Partners Bond Fund) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

     In order to request a telephone exchange or redemption, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to  complete a  telephone  transaction  form,  listing  all of the above  caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

NET ASSET VALUE
--------------------------------------------------------------------------------
     The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class are calculated independently of each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

     Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The Fund will declare and pay dividends from net investment income annually and will pay them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------
     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

     The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

     Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment and should consult their tax advisers.

MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------
     The Fund offers one other class of shares, Investor Shares, which are offered directly to individual investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Investor Shares separately from Institutional Shares. Because of different expenses paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor Shares. Information concerning other classes may be obtained by calling the Fund at (800) 311-9783 or 9829.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------
     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 14.928 billion shares are currently classified into 92 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS MICRO CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS MICRO CAP VALUE FUND.

     Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional
Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of June 15, 1998, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION
--------------------------------------------------------------------------------
REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

     In  the  interest  of  economy  and  convenience,   physical   certificates
representing Shares in the Fund are not normally issued.

FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA

Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Russell 2000 Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY   INFORMATION   OR  MAKE  ANY
REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                          ---------------------------

                                TABLE OF CONTENTS

                                               PAGE
                                               ----
EXPENSE TABLE ................................   2
INTRODUCTION .................................   3
INVESTMENT OBJECTIVES AND POLICIES ...........   3
INVESTMENT LIMITATIONS .......................   5
RISK FACTORS .................................   5
MANAGEMENT ...................................   6
HOW TO PURCHASE SHARES .......................   7
HOW TO REDEEM AND EXCHANGE SHARES ............   8
NET ASSET VALUE ..............................  11
DIVIDENDS AND DISTRIBUTIONS ..................  11
TAXES ........................................  11
MULTI-CLASS STRUCTURE ........................  12
DESCRIPTION OF SHARES ........................  12
OTHER INFORMATION ............................  13

INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

                                   PROSPECTUS
                                  JULY 1, 1998

                                 BOSTON PARTNERS
                                    MICRO CAP
                                   VALUE FUND
                                (INVESTOR SHARES)



[LOGO OMITTED]

bp
BOSTON PARTNERS ASSET MANAGEMENT, L.P.

                      BOSTON PARTNERS MICRO CAP VALUE FUND
                                (INVESTOR SHARES)
                                       OF
                               THE RBB FUND, INC.

     Boston  Partners  Micro  Cap  Value  Fund  (the  "Fund")  is an  investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Investor Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with market capitalizations that do not exceed $500 million when purchased by the Fund, and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of Additional Information, dated July 1, 1998, has been filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (888) 261-4073. The
Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


PROSPECTUS                                                          July 1, 1998

EXPENSE TABLE
--------------------------------------------------------------------------------
     The following table illustrates the shareholder transaction and annual operating expenses that are expected to be incurred by Investor Shares of the Fund (after fee waivers and expense reimbursements) during the next twelve months as a percentage of average daily net assets. An example based on the summary is also shown.

SHAREHOLDER TRANSACTION EXPENSES

     Maximum Sales Charge Imposed on Purchases .........................    None

     Maximum Sales Charge Imposed on Reinvested Dividends ..............    None

     Maximum Deferred Sales Charge .....................................    None

     Redemption Fee(1) .................................................   1.00%

     Exchange Fee ......................................................    None

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     Management Fees (after waivers)(2) ................................   0.00%

     12b-1 Fees (after waivers)(2) .....................................   0.00%

     Other Expenses (after expense reimbursements)(2) ..................   1.80%
                                                                           -----
   Total Fund Operating Expenses (after waivers and
          expense reimbursements)(2) ...................................   1.80%
                                                                           =====

(1) To prevent the Fund from being adversely affected by the transaction costs associated with short-term shareholder transactions, the Fund will redeem shares at a price equal to the net asset value of the shares, less an additional transaction fee equal to 1.00% of the net asset value of all such shares redeemed that have been held for less than one year. Such fees are not sales charges or contingent deferred sales charges, but are retained by the Fund for the benefit of all shareholders.

(2) In the absence of fee waivers and expense reimbursements, Management Fees would be 1.25%, Other Expenses would be 2.00%, 12b-1 Fees would be 0.25% and Total Fund Operating Expenses would be 3.50%. Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.

EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period (including the 1.00% transaction fee on redemptions made within a year of purchase):
                                                        ONE        THREE
                                                       YEAR        YEARS
                                                       ----        -----
     Boston Partners Micro Cap Value Fund ...........   $18         $57

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees and 12b-1 fees for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser, the Distributor and the Fund's other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees or 12b-1 Fees will not vary from the figures reflected in the Fee Table.

     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

INTRODUCTION
--------------------------------------------------------------------------------
     RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-six separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Micro Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------
     The Fund's investment objective is to provide long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities of issuers with market capitalizations that do not exceed $500 million when purchased by the Fund, and identified by the Adviser as equity securities that possess value characteristics.

     The Fund generally invests in the equity securities of small companies. The Adviser will seek to invest in companies it considers to be well managed and to have attractive fundamental financial characteristics. The Adviser believes greater potential for price appreciation exists among small companies since they tend to be less widely followed by other securities analysts and thus may be more likely to be undervalued by the market. The Fund may invest from time to time a portion of its assets, not to exceed 35% (under normal conditions) at the time of purchase, in companies with considerably larger market capitalizations.

     The Fund presents greater risks than funds that invest in equity securities of larger companies for the following reasons: Companies in which the Fund primarily invests will include those that have limited product lines, markets, or financial resources, or are dependent upon a small management group. In addition, because these stocks are not well known to the investing public, do not have significant institutional ownership, and are followed by relatively few securities analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. Historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these small company stocks are the less certain growth prospects of smaller firms, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small companies to changing economic conditions, the fewer market makers and the wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks. Besides exhibiting greater volatility, small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Composite Stock Price Index.

     The securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange, may be listed only in the quotation service commonly known as the "pink sheets," and may not be traded every day or in the volume typical of trading on a national securities exchange. They may be subject to wide fluctuations in market value. The trading market for any given security may be sufficiently thin as to make it difficult for the Fund to dispose of a substantial block of such securities. The disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgment, such disposition is not desirable or to make many small sales over a lengthy period of time.

     The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     The Adviser selects securities for the Fund based on a fundamental analysis of industries and companies, earning power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     The Fund may invest up to 25% of its total assets in securities of foreign issuers, including American Depository Receipts ("ADRs") and European Depository Receipts ("EDRs"). Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. ADRs and EDRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs and EDRs may be listed on a national securities exchange or may trade in the over-the-counter market. ADR and EDR prices are denominated in U.S. dollars, even though the underlying security may be denominated in a foreign currency. The underlying security may be subject to foreign government taxes which would reduce the yield on such securities. Investments in such instruments involve risks similar to those of investing directly in foreign securities. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

     The Fund may invest the remainder of its total assets in derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. government or government agencies.

     In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, repurchase agreements, reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures.

     The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------
     The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

     The Fund may not:

         1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

         2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

         3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

     Except as required by the 1940 Act with respect to the borrowing of money, if a percentage restriction is satisfied at the time of investment, a later increase or decrease in percentage resulting from a change in values will not constitute a violation of that restriction.

PORTFOLIO TURNOVER

     The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 150%. Such a relatively high portfolio turnover will be accompanied by relatively high transactional (i.e., brokerage) costs. It may also result in increased capital gains realized by the Fund and distributed to shareholders.

RISK FACTORS
--------------------------------------------------------------------------------
     As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing an interest in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. As of the date of this Prospectus, U.S. stock markets were trading at or close to record high levels and there can be no guarantee that such levels will continue. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

     Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT
--------------------------------------------------------------------------------
BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

     Boston Partners Asset Management, L.P., located at Boston, Massachusetts, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of March 31, 1998, in excess of $15 billion. The adviser is organized as a Delaware limited partnership whose sole general partner is Boston Partners, Inc., a Delaware corporation.

     Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid a monthly advisory fee computed at an annual rate of 1.25% of the Fund's average daily net assets. The Adviser has notified RBB, however, that it expects to waive all advisory fees during the current fiscal year.

PORTFOLIO MANAGEMENT

     The day-to-day portfolio management of the Fund is the responsibility of David M. Dabora and Wayne J. Archambo who are portfolio managers of the Adviser. Prior to taking on day to day responsibilities for the Micro Cap Value Fund, Mr. Dabora was an assistant portfolio manager/analyst of the premium equity product of the Adviser, an all-cap value institutional product. Before joining the Adviser in April 1995, Mr. Dabora had been employed by The Boston Company Asset Management, Inc. since 1991 as a senior equity analyst. Mr. Dabora has over 10 years of investment experience and is a Chartered Financial Analyst. Mr. Archambo oversees the investment activities of the Adviser's $900 million of mid-capitalization value equity product (including the $56 million Mid Cap Value
Fund) and the $1.2 billion small capitalization value institutional equity product. Prior to joining the Adviser in April 1995, Mr. Archambo had been employed by The Boston Company Asset Management, Inc. since 1989 as a senior portfolio manager and a member of that firm's Equity Policy Committee. Mr. Archambo has over 15 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

     PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee during the current fiscal year.

DISTRIBUTOR

     Provident Distributors, Inc. ("PDI"), with a principal business address at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements, with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

EXPENSES

     The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Investor Class of the Fund pays its own distribution fees, and may pay a different share than the Institutional Class of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Investor Class or if it receives different services.

     The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.

DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------
     The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee. The Distributor intends to waive all fees under the Plan during the current fiscal year.

     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or  maintenance of the accounts of Shareholders,  and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund's 12b-1 Plan. The Distributor may delegate some or all of these functions to Service Agents. See "How to Purchase Shares - Purchases Through Intermediaries."

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and the payments may exceed distribution expenses actually incurred.

PURCHASES THROUGH INTERMEDIARIES

     Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Fund. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of

Shares and should read this Prospectus in light of the terms governing his accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Fund and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Fund's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by the Fund in good order will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee.

     For administration, subaccounting, transfer agency and/or other services, Boston Partners, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee of up to .35% (the "Service Fee") of the average annual value of accounts with the Fund maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

     The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares, consisting of securities dealers who have sold Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.

HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------
GENERAL

     Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Micro Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Micro Cap Value Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Micro Cap Value Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $100. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order. As of the date of this Prospectus, the Fund intends to suspend the offering of Shares upon the Fund's attaining $300 million in total assets.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

  BOSTON PARTNERS MICRO CAP VALUE FUND    bp
           (INVESTOR CLASS)               BOSTON PARTNERS ASSET MANAGEMENT, L.P.


ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account. For an IRA application or help with this Application, please call 1-888-261-4073

+--------------+  (Please check the appropriate box(es) below.)
| 1            |  [ ] Individual            [ ] Joint Tenant          [ ] Other
| Account      |
| Registration:|  --------------------------------------------------------------
+--------------+  Name                        SOCIAL SECURITY NUMBER OR TAX ID #
                                              OF PRIMARY OWNER

                  --------------------------------------------------------------
                  NAME OF JOINT OWNER                JOINT OWNER SOCIAL SECURITY
                                                     NUMBER OR TAX ID #

                  For joint accounts, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

-------------
GIFT TO MINOR:    [ ] UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
-------------
                  --------------------------------------------------------------
                  NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                  --------------------------------------------------------------
                  NAME OF MINOR (ONLY ONE PERMITTED)

                  --------------------------------------------------------------
                  MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
------------------
                  --------------------------------------------------------------
                  NAME OF CORPORATION, PARTNERSHIP,        NAME(S) OF TRUSTEE(S)
                  OR OTHER

                  --------------------------------------------------------------
                  TAXPAYER IDENTIFICATION NUMBER


+--------------+  --------------------------------------------------------------
| 2            |  STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |  --------------------------------------------------------------
+--------------+  CITY                                  STATE           ZIP CODE

                  --------------------------------------------------------------
                  DAY PHONE NUMBER                          EVENING PHONE NUMBER


+--------------+
| 3            |  Minimum initial investment        Amount of investment $______
| Investment   |  of $2,500
| Information: |
+--------------+  Make the check payable to Boston Partners
                  Micro Cap Value Fund.

                  Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

------------
DISTRIBUTION      NOTE: Dividends and capital gains may be reinvested or paid by
OPTIONS:          check.  If no options are selected below, both dividends and
------------      capital gains will be reinvested in additional Fund shares.

                  DIVIDENDS [ ]    Pay by check [ ]    Reinvest [ ]
                  CAPITAL GAINS [ ]    Pay by check [ ]  Reinvest [ ]


+--------------+  To use this option, you must initial the appropriate line
| 4            |  below.
| Telephone    |  I authorize the Transfer Agent to accept instructions from
| Redemption: | any persons to redeem or exchange shares in my account(s) by +--------------+ telephone in accordance with the procedures and conditions set set forth in the Fund's current prospectus.

                                                         Redeem shares, and send
                  ------------------   -------------     the proceeds to the
                  individual initial   joint initial     address of record.


                                                         Exchange shares for
                  ------------------   -------------     shares of The Boston
                  individual initial   joint initial     Partners Large Cap
                                                         Value Fund, Boston
                                                         Partners Mid Cap Value
                                                         Fund or Boston Partners
                                                         Bond Fund.

+--------------+  The Automatic Investment Plan which is available to
| 5            |  shareholders of the Fund, makes possible regularly scheduled
| Automatic    |  purchases of Fund shares to allow dollar-cost averaging. The
| Investment   |  Fund's Transfer Agent can arrange for an amount of money
| Plan:        |  selected by you to be deducted from your checking account and
+--------------+  used to purchase shares of the Fund.


                  Please debit $________ from my checking account (named below on or about the 20th of the month. PLEASE ATTACH AN UNSIGNED, VOIDED CHECK.
                  [ ] Monthly [ ] Every Alternate Month [ ] Quarterly [ ] Other

---------------   --------------------------------------------------------------
BANK OF RECORD:   BANK NAME                           STREET ADDRESS OR P.O. BOX
---------------
                  --------------------------------------------------------------
                  CITY                                      STATE       ZIP CODE

                  --------------------------------------------------------------
                  BANK ABA NUMBER                            BANK ACCOUNT NUMBER


+--------------+  The undersigned warrants that I (we) have full authority and,
| 6            |  if a natural person, I (we) am (are) of legal age to purchase
| Signatures: | shares pursuant to this Account Application, and I (we) have +--------------+ received a current prospectus for the Fund in which I (we) am
                  (are) investing.
                  Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:
                  Under penalties of perjury, I certify that:
                  (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to), and
                  (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.

                  NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION REQUIRED TO AUDIT BACKUP WITHHOLDING.

                  --------------------------------------------------------------
                  SIGNATURE OF APPLICANT                           DATE

                  --------------------------------------------------------------
                  PRINT NAME                               TITLE (IF APPLICABLE)

                  --------------------------------------------------------------
                  SIGNATURE OF JOINT OWNER                         DATE

                  --------------------------------------------------------------
                  PRINT NAME                               TITLE (IF APPLICABLE)


                  (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                  For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                  MAIL COMPLETED        THE BOSTON PARTNERS MICRO CAP VALUE FUND
                  ACCOUNT APPLICATION   C/O PFPC INC.
                  AND CHECK TO:         P.O. BOX 8852
                                        WILMINGTON, DE  19899-8852

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

     The price paid for Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after a purchase order is received by the Fund or its agents prior to the close of the NYSE on such day (generally 4:00 p.m. Eastern Time). Orders received by the Fund or its agents after the close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

     Provided that the investment is at least $2,500, An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

         A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

         B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                  PNC Bank, N.A.
                  Philadelphia, PA 19103
                  ABA NUMBER: 0310-0005-3
                  CREDITING ACCOUNT NUMBER: 86-1108-2507
                  FROM: (name of investor)
                  ACCOUNT NUMBER: (Investor's account number with the Fund) FOR PURCHASE OF: Boston Partners Micro Cap Value Fund
                  AMOUNT: (amount to be invested)

         C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

     For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic Investing Program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.

RETIREMENT PLANS

     Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Fund's transfer agent, PFPC, at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------
REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Micro Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption, unless the Shareholder has held his or her Shares for less than one year, upon which a fee equal to 1% of the net asset value of the Shares redeemed at the time of redemption will be imposed.

     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

SYSTEMATIC WITHDRAWAL PLAN

     If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to PFPC at P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

TRANSACTION FEE IMPOSED ON CERTAIN REDEMPTIONS

     The Fund requires the payment of a transaction fee on redemptions of Shares of the Fund held for less than one year equal to 1.00% of the net asset value of such Shares redeemed at the time of redemption. This additional transaction fee is paid to the Fund, NOT to the adviser, distributor or transfer agent. It is NOT a sales charge or a contingent deferred sales charge. The purpose of the additional transaction fee is to indirectly allocate transaction costs associated with redemptions to those investors making redemptions after holding their shares for a short period, thus protecting existing shareholders. These costs include: (1) brokerage costs; (2) market impact costs -- i.e., the decrease in market prices which may result when the Fund sells certain securities in order to raise cash to meet the redemption request; (3) the realization of capital gains by the other shareholders in the Fund; and (4) the effect of the "bid-ask" spread in the over-the-counter market. The 1.00% amount represents the Fund's estimate of the brokerage and other transaction costs which may be incurred by the Fund in disposing of stocks in which the Fund may invest. Without the additional transaction fee, the Fund would generally be selling its shares at a price less than the cost to the Fund of acquiring the portfolio securities necessary to maintain its investment characteristics, resulting in reduced investment performance for all shareholders in the Fund. With the additional transaction fee, the transaction costs of selling additional stocks are not borne by all existing shareholders, but the source of funds for these costs is the transaction fee paid by those investors making redemptions.

INVOLUNTARY REDEMPTION

     The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

     With the exception of redemptions to which the 1.00% transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. For redemptions to which the additional transaction fee applies, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents, less an amount equal to 1.00% of the net asset value of such shares redeemed that the shareholder has held for less than one year. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days from the purchase date, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Investor Shares of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund subject to the restrictions described under "Exchange Privilege Limitations." Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund next determined after receipt of a request for an exchange by the Fund or its agents. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

     If the exchanging shareholder does not currently own Investor Shares of the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund or
Boston Partners Bond Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities

Transfer Agents Medallion  Program (STAMP),  Stock Exchanges  Medallion  Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in the Boston  Partners  Large Cap Value
Fund, Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, the dollar value of Investor Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

     The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transaction costs, the Fund has established a policy of limiting excessive exchange activity.

     Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from the Boston Partners Large Cap Value Fund, Boston Partners Mid Cap Value Fund and Boston Partners Bond Fund) that is deemed to be disruptive to efficient portfolio management.

TELEPHONE TRANSACTIONS

     In order to request a telephone exchange or redemption, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

NET ASSET VALUE
--------------------------------------------------------------------------------
     The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class is calculated independently of each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

     Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------
     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The Fund will declare and pay dividends from net investment income annually and will pay them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------
     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

     The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, will be taxed to shareholders as long-term capital gain regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

     Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment and should consult their tax advisers.

MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------
     The Fund offers one other class of shares, Institutional Shares, which is offered directly to institutional investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Institutional Shares separately from Investor Shares. Because of different expenses paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional Shares. Information concerning other classes may be obtained by calling the Fund at (800) 311-9783 or 9829.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------
     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 14.928 billion shares are currently classified into 92 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."

     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS MICRO CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS MICRO CAP VALUE FUND.

     Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of June 15, 1998, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION
--------------------------------------------------------------------------------
REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

     In  the  interest  of  economy  and  convenience,   physical   certificates
representing Shares in the Fund are not normally issued.

FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company
Service, or with the performance of the Russell 2000 Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTA-TIONS NOT CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.



                            ------------------------

                                TABLE OF CONTENTS

                                               PAGE
                                               ----
EXPENSE TABLE ................................   2
INTRODUCTION .................................   3
INVESTMENT OBJECTIVES AND POLICIES ...........   3
INVESTMENT LIMITATIONS .......................   5
RISK FACTORS .................................   5
MANAGEMENT ...................................   6
DISTRIBUTION OF SHARES .......................   7
HOW TO PURCHASE SHARES .......................   8
HOW TO REDEEM AND EXCHANGE SHARES ............  10
NET ASSET VALUE ..............................  13
DIVIDENDS AND DISTRIBUTIONS ..................  13
TAXES ........................................  13
MULTI-CLASS STRUCTURE ........................  14
DESCRIPTION OF SHARES ........................  14
OTHER INFORMATION ............................  15

INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

                      BOSTON PARTNERS MICRO CAP VALUE FUND
                      (Institutional and Investor Classes)

                                       Of

                               The RBB Fund, Inc.

                       STATEMENT OF ADDITIONAL INFORMATION


                  This Statement of Additional Information provides supplementary information pertaining to shares of the Investor and Institutional Classes (the "Shares") representing interests in the Boston Partners Micro Cap Value Fund (the "Fund") of The RBB Fund, Inc. ("RBB"). This Statement of Additional Information is not a prospectus, and should be read only in conjunction with the Boston Partners Micro Cap Value Fund Prospectuses, dated July 1, 1998 (together, the "Prospectus"). A copy of any of the Prospectuses may be obtained from RBB by calling toll-free (800) 311-9783 or 9829.
This Statement of Additional Information is dated July 1, 1998.

                                    CONTENTS

                                                    INSTITUTIONAL     INVESTOR
                                                     PROSPECTUS      PROSPECTUS
                                           PAGE         PAGE            PAGE
                                           ----     -------------    ----------
General .................................    2             3               3
Investment Objectives and Policies ......    2             3               3
Directors and Officers ..................    9           N/A             N/A
Investment Advisory, Distribution
  and Servicing Arrangements ............   12             6               6
Portfolio Transactions ..................   15           N/A             N/A
Purchase and Redemption Information .....   16             7               8
Valuation of Shares .....................   17             8              13
Performance and Yield Information .......   18            11              13
Taxes ...................................   19            11              13
Additional Information Concerning
   RBB Shares ...........................   21            12              14
Miscellaneous ...........................   24           N/A             N/A
Financial Statements ....................  N/A           N/A             N/A
Appendix A ..............................  A-1           N/A             N/A

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                     GENERAL


                  The RBB Fund, Inc. ("RBB") is an open-end management investment company currently operating or proposing to operate twenty-seven separate investment portfolios. RBB was organized as a Maryland corporation on February 29, 1988.

                  Capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

                  The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Fund.

ADDITIONAL INFORMATION ON FUND INVESTMENTS.

                  LENDING OF FUND SECURITIES. The Fund may lend its portfolio securities to financial institutions in accordance with the investment restrictions described below. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Fund's investment adviser to be of good standing and only when, in the Adviser's judgment, the income to be earned from the loans justifies the attendant risks. Any loans of the Fund's securities will be fully collateralized and marked to market daily.

                  INDEXED SECURITIES. The Fund may invest in indexed securities whose value is linked to securities indices. Most such securities have values which rise and fall according to the change in one or more specified indices, and may have characteristics similar to direct investments in the underlying securities. The Fund does not presently intend to invest more than 5% of net assets in indexed securities.

                  REPURCHASE AGREEMENTS. The Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The securities held subject to a repurchase agreement may have stated maturities exceeding 13 months, provided the repurchase agreement itself matures in less than 13 months. The financial institutions with whom the Fund may enter into repurchase agreements will be banks which the Adviser considers creditworthy pursuant to criteria approved by the Board of Directors and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers. The Adviser will consider the creditworthiness of a seller in determining whether to have the Fund enter into a repurchase agreement. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser will mark to market daily the value of the securities, and will, if necessary, require the seller to maintain additional securities, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying obligations.

                  REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements with respect to portfolio securities for temporary purposes (such as to obtain cash to meet redemption requests) when the liquidation of portfolio securities is deemed disadvantageous or inconvenient by the Adviser. Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund's agreement to repurchase the securities at an agreed-upon price, date and rate of interest. Such agreements are considered to be borrowings under the Investment Company Act of 1940 (the "1940 Act"), and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will maintain in a segregated account with the Fund's custodian or a qualified sub-custodian, cash or liquid securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement and will monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price of the securities the Fund is obligated to repurchase. The Fund may also enter into "dollar rolls," in which it sells fixed income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund would forgo principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. The Fund does not presently intend to engage in reverse repurchase or dollar roll transactions involving more than 5% of the Fund's net assets.

                  U.S. GOVERNMENT OBLIGATIONS. The Fund may purchase U.S. Government agency and instrumentality obligations that are debt securities issued by U.S. Government-sponsored enterprises and federal agencies. Some obligations of agencies and instrumentalities of the U.S. Government are supported by the full faith and credit of the U.S. Government or by U.S. Treasury guarantees, such as securities of the Government National Mortgage Association and the Federal Housing Authority; others, by the ability of the issuer to borrow, provided approval is granted, from the U.S. Treasury, such as securities of the Federal Home Loan Mortgage Corporation and others, only by the credit of the agency or instrumentality issuing the obligation, such as securities of the Federal National Mortgage Association and the Federal Loan Banks.

                  The Fund's net assets may be invested in obligations issued or guaranteed by the U.S. Treasury or the agencies or instrumentalities of the U.S. Government, including options and futures on such obligations. The maturities of U.S. Government securities usually range from three months to thirty years. Examples of types of U.S. Government obligations include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan

Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, the Maritime Administration, the Asian-American Development Bank and the Inter-American Development Bank. The Fund does not presently intend to invest more than 5% of net assets in U.S. Government obligations.

                  ILLIQUID SECURITIES. The Fund may not invest more than 15% of its net assets in illiquid securities (including repurchase agreements that have a maturity of longer than seven days), including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Securities that have legal or contractual restrictions on resale but have a readily available market are not considered illiquid for purposes of this limitation. With respect to the Fund, repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

                  Mutual funds do not typically hold a significant amount of restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  The Fund may purchase securities which are not registered under the Securities Act but which may be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. These securities will not be considered illiquid so long as it is determined by the Fund's adviser that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing restricted securities.

                  The Adviser will monitor the liquidity of restricted securities in the Fund under the supervision of the Board of Directors. In reaching liquidity decisions, the Adviser may consider, among others, the following factors: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security; and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

                  HEDGING INVESTMENTS. At such times as the Adviser deems it appropriate and consistent with the investment objective of the Fund, the Fund may invest in financial futures contracts and options on financial futures contracts. The purpose of such transactions is to hedge against changes in the market value of securities in the Fund caused by fluctuating interest rates and to close out or offset its existing positions in such futures contracts or options as described below. Such instruments will not be used for speculation. Futures contracts and options on futures are discussed below.

                  FUTURES CONTRACTS. The Fund may invest in financial futures contracts with respect to those securities listed on the S&P 500 Stock Index. Financial futures contracts obligate the seller to deliver a specific type of security called for in the contract, at a specified future time, and for a specified price. Financial futures contracts may be satisfied by actual delivery of the securities or, more typically, by entering into an offsetting transaction. There are risks that are associated with the use of futures contracts for hedging purposes. In certain market conditions, as in a rising interest rate environment, sales of futures contracts may not completely offset a decline in value of the portfolio securities against which the futures contracts are being sold. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions, and/or daily price fluctuations. Risks in the use of futures contracts also result from the possibility that changes in the market interest rates may differ substantially from the changes anticipated by the Fund's investment adviser when hedge positions were established. The Fund does not presently intend to invest more than 5% of net assets in futures contracts.

                  OPTIONS ON FUTURES. The Fund may purchase and write call and put options on futures contracts with respect to those securities listed on the S&P 500 Stock Index and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract. The Fund may use options on futures contracts in connection with hedging strategies. The purchase of put options on futures contracts is a means of hedging against the risk of rising interest rates. The purchase of call options on futures contracts is a means of hedging against a market advance when the Fund is not fully invested.

                  There is no assurance that the Fund will be able to close out its financial futures positions at any time, in which case it would be required to maintain the margin deposits on the contract. There can be no assurance that hedging transactions will be successful, as there may be imperfect correlations (or no correlations) between movements in the prices of the futures contracts and of the securities being hedged, or price distortions due to market conditions in the futures markets. Such imperfect correlations could have an impact on the Fund's ability to effectively hedge its securities. The Fund does not presently intend to invest more than 5% of net assets in options on futures.

                  BANK AND CORPORATE OBLIGATIONS. The Fund may purchase obligations of issuers in the banking industry, such as short-term obligations of bank holding companies, certificates of deposit, bankers' acceptances and time deposits issued by U.S. or foreign banks or savings institutions having total assets at the time of purchase in excess of $1 billion. Investment in obligations of foreign banks or foreign branches of U.S. banks may entail risks that are different from those of investments in obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets.

                  The Fund may invest in debt obligations, such as bonds and debentures, issued by corporations and other business organizations that are rated at the time of purchase within the three highest ratings categories of S&P or Moody's (or which, if unrated, are determined by the Adviser to be of comparable quality). Unrated securities will be determined to be of the comparable quality to rated debt obligations if, among other things, other outstanding obligations of the issuers of such securities are rated A or better. See Appendix "A" for a description of corporate debt ratings.

                  COMMERCIAL PAPER. The Fund may purchase commercial paper rated (at the time of purchase) "A-1" by S&P or "Prime-1" by Moody's or, when deemed advisable by the Fund's investment adviser, issues rated "A-2" or "Prime-2" by S&P or Moody's, respectively. These rating symbols are described in Appendix "A" hereto. The Fund may also purchase unrated commercial paper provided that such paper is determined to be of comparable quality by the Fund's investment adviser pursuant to guidelines approved by the Fund's Board of Directors. Commercial paper issues in which the Fund may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "Securities Act") in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof, and commercial paper issued in reliance on the so-called "private placement" exemption from registration, which is afforded by Section 4(2) of the Securities Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Fund does not presently intend to invest more than 5% of its net assets in commercial paper.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, either directly or indirectly through American Depository Receipts and European Depository Receipts. Investments in foreign securities involve higher costs than investments in U.S. securities, including higher transaction costs as well as the imposition of additional taxes by foreign governments. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about the issuers, less market liquidity and political stability. Future political and economic information, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls, or the adoption of other governmental restrictions, might adversely affect the payment of principal and interest on foreign obligations.

                  Although the Fund may invest in securities denominated in foreign currencies, the Fund values its securities and other assets in U.S. dollars. As a result, the net asset value of a Fund's shares may fluctuate with U.S. dollar exchange rates as well as the price changes of the Fund's securities in the various local markets and currencies. Thus, an increase in the value of the U.S. dollar compared to the currencies in which the Fund makes its investments could reduce the effect of increases and magnify the effect of decreases in the price of the Fund's securities in their local markets. Conversely, a decrease in the value of the U.S. dollar may have the opposite effect of magnifying the effect of increases and reducing the effect of decreases in the prices of the Fund's securities in its foreign markets. In addition to favorable and unfavorable currency exchange rate developments, the Fund is subject to the possible imposition of exchange control regulations or freezes on convertibility of currency.


INVESTMENT LIMITATIONS.

                  RBB has adopted the following fundamental investment limitations, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding Shares (as defined in Section 2(a)(42) of the 1940 Act). The Fund may not:

                  1. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

                  2. Issue any senior securities, except as permitted under the 1940 Act;

                  3. Act as an underwriter of securities within the meaning of the Securities Act, except insofar as it might be deemed to be an underwriter upon disposition of certain portfolio securities acquired within the limitation on purchases of restricted securities;

                  4. Purchase or sell real estate (including real estate limited partnership interests), provided that the Fund may invest (a) in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein or (b) in real estate investment trusts;

                  5. Purchase or sell commodities or commodity contracts, except that a Fund may deal in forward foreign exchanges between currencies of the different countries in which it may invest and purchase and sell stock index and currency options, stock index futures, financial futures and currency futures contracts and related options on such futures;

                  6. Make loans, except through loans of portfolio instruments and repurchase agreements, provided that for purposes of this restriction the acquisition of bonds, debentures or other debt instruments or interests therein and investment in government obligations, loan participations and assignments, short-term commercial paper, certificates of deposit and bankers' acceptances shall not be deemed to be the making of a loan;

                  7. Invest 25% or more of its assets, taken at market value at the time of each investment, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); or

                  8. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  (For purposes of Investment Limitation No. 1, any collateral arrangements with respect to, if applicable, the writing of options and futures contracts, options on futures contracts, and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets. For purposes of Investment Limitation No. 2, neither the foregoing arrangements nor the purchase or sale of futures or related options are deemed to be the issuance of senior securities.)

                  The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

                  Except as required by the 1940 Act with respect to the borrowing of money, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in market values of portfolio securities or amount of total or net assets will not be considered a violation of any of the foregoing restrictions.

                  Securities held by the Fund generally may not be purchased from, sold or loaned to the Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the 1940 Act.

                             DIRECTORS AND OFFICERS

                  The directors and executive officers of RBB, their ages, business addresses and principal occupations during the past five years are:


                                  POSITION       PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE         WITH FUND      DURING PAST FIVE YEARS
------------------------         ---------      ----------------------
*Arnold M. Reichman - 49         Director       Senior Managing Director, Chief
466 Lexington  Avenue                           Operating Officer and Assistant
New York, NY 10017                              Secretary, Warburg Pincus Asset
                                                Management, Inc.; Director and
                                                Executive Officer of
                                                Counsellors Securities Inc.;
                                                Director/Trustee of various
                                                investment companies advised by
                                                Warburg Pincus Asset
                                                Management, Inc.

**Robert Sablowsky - 58          Director       Senior Vice President,
110 Wall Street                                 Fahnestock Co., Inc. (a
New York, NY 10005                              registered broker-dealer);
                                                Prior to October 1996,
                                                Executive Vice President of
                                                Gruntal & Co., Inc. (a
                                                registered broker-dealer).

Francis J. McKay - 60            Director       Since 1963, Executive Vice
7701 Burholme Avenue                            President, Fox Chase Cancer
Philadelphia, PA 19111                          Center (biomedical research and
                                                medical care).

Marvin E. Sternberg - 62         Director       Since 1974, Chairman, Director
937 Mt. Pleasant Road                           and President, Moyco Industries,
Bryn Mawr, PA  19010                            Inc. (manufacturer of
                                                dental supplies and precision
                                                coated abrasives); since 1968,
                                                Director and President, Mart
                                                MMM, Inc. (formerly
                                                Montgomeryville Merchandise Mart
                                                Inc.) and Mart PMM, Inc.
                                                (formerly Pennsauken Merchandise
                                                Mart, Inc.) (shopping centers);
                                                and since 1975, Director and
                                                Executive Vice President,
                                                Cellucap Mfg. Co., Inc.
                                                (manufacturer of

                                  POSITION       PRINCIPAL OCCUPATION
NAME AND ADDRESS AND AGE         WITH FUND      DURING PAST FIVE YEARS
------------------------         ---------      ----------------------
                                                disposable headwear).

Julian A. Brodsky - 63           Director       Director and Vice Chairman since
1234 Market Street                              1969 Comcast Corporation (cable
16th Floor                                      television and communications);
Philadelphia, PA 19107-3723                     Director Comcast Cablevision of
                                                Philadelphia (cable television
                                                and communications) and Nextel
                                                (wireless communications).

Donald van Roden - 72            Director       Self-employed businessman.
1200 Old Mill Lane               and Chairman   From February 1980 to March
Wyomissing, PA 19610             of the Board   1987, Vice Chairman, SmithKline
                                                Beecham Corporation
                                                (pharmaceuticals); Director, AAA
                                                Mid-Atlantic (auto service);
                                                Director, Keystone Insurance Co.

Edward J. Roach - 73             President      Certified Public Accountant;
Suite 100                        and            Vice Chairman of the Board,
Bellevue Park                    Treasurer      Fox Chase Cancer Center;
Corporate Center                                Trustee Emeritus, Pennsylvania
400 Bellevue Parkway                            School for the Deaf; Trustee
Wilmington, DE  19809                           Emeritus, Immaculata College;
                                                President or Vice President and
                                                Treasurer of various investment
                                                companies advised by PNC
                                                Institutional Management
                                                Corporation; Director, The
                                                Bradford Funds, Inc.

Morgan R. Jones - 58               Secretary      Chairman of the law firm of
Drinker Biddle & Reath LLP                      Drinker Biddle & Reath LLP;
1345 Chestnut Street                            Director, Rocking Horse Child
Philadelphia, PA 19107-3496                     Care Centers of America, Inc.


----------------------

* Mr. Reichman is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Counsellors Securities Inc., a registered broker-dealer.

** Mr. Sablowsky is an "interested person" of RBB, as that term is defined in the 1940 Act, by virtue of his position with Fahnestock Co., Inc., a registered broker-dealer.

                  Messrs. McKay, Sternberg and Brodsky are members of the Audit Committee of the Board of Directors. The Audit Committee, among other things, reviews results of the annual audit and recommends to RBB the firm to be selected as independent auditors.

                  Messrs. Reichman, McKay and van Roden are members of the Executive Committee of the Board of Directors. The Executive Committee may generally carry on and manage the business of RBB when the Board of Directors is not in session.

                  Messrs. McKay, Sternberg, Brodsky and van Roden are members of the Nominating Committee of the Board of Directors. The Nominating Committee recommends to the Board all persons to be nominated as directors of RBB.

                  RBB pays directors who are not "affiliated persons" (as that term is defined in the 1940 Act) of any investment adviser or sub-adviser of the Fund or the Distributor and Mr. Sablowsky, who is considered to be an affiliated person, $12,000 annually and $1,000 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. In addition, the Chairman of the Board receives an additional fee of $5,000 per year for his services in this capacity. Directors who are not affiliated persons of RBB and Mr. Sablowsky are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof. For the year ended August 31, 1997, each of the following members of the Board of Directors received compensation from RBB in the following amounts:

                             DIRECTORS' COMPENSATION
                             -----------------------

                                                 PENSION OR                    TOTAL
                                                 RETIREMENT                    COMPENSATION
                                                 BENEFITS       ESTIMATED      FROM REGISTRANT
                               AGGREGATE         ACCRUED AS     ANNUAL         AND FUND
                               COMPENSATION      PART OF FUND   BENEFITS UPON  COMPLEX 1 PAID
NAME OF PERSON/ POSITION       FROM REGISTRANT   EXPENSES       RETIREMENT     TO DIRECTORS
------------------------       ---------------   ------------   -------------  ---------------
Julian A. Brodsky,                 $16,000           N/A            N/A            $16,000
Director
Francis J. McKay,                  $19,000           N/A            N/A            $19,000
Director
Arnold M. Reichman,                $     0           N/A            N/A            $     0
Director
Robert Sablowsky,                  $ 8,000           N/A            N/A            $ 8,000
Director
Marvin E. Sternberg,               $19,000           N/A            N/A            $19,000
Director
Donald van Roden,                  $24,000           N/A            N/A            $24,000
Director and Chairman


----------
1 A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any other investment companies.

                  On October 24, 1990 RBB adopted, as a participating employer, the Fund Office Retirement Profit-Sharing Plan and Trust Agreement, a retirement plan for employees (currently Edward J. Roach and one other employee), pursuant to which RBB will contribute on a quarterly basis amounts equal to 10% of the quarterly compensation of each eligible employee. By virtue of the services performed by RBB's advisers, custodians, administrators and distributor, RBB itself requires only two part-time employees. Drinker Biddle & Reath LLP, of which Mr. Jones is a partner, receives legal fees as counsel to RBB. No officer, director or employee of Boston Partners Asset Management, L.P. ("Boston Partners" or the "Adviser") or the Distributor currently receives any compensation from RBB.


                        INVESTMENT ADVISORY, DISTRIBUTION
                           AND SERVICING ARRANGEMENTS


                  ADVISORY AGREEMENT. Boston Partners renders advisory services to the Fund pursuant to an Investment Advisory Agreement dated July 1, 1998 (the "Advisory Agreement"). Boston Partners' general partner is Boston Partners, Inc.

                  Boston Partners has investment discretion for the Fund and will make all decisions affecting assets in the Fund under the supervision of RBB's Board of Directors and in accordance with the Fund's stated policies. Boston Partners will select investments for the Fund. For its services to the Fund, Boston Partners is entitled to receive a monthly advisory fee under the Advisory Agreement computed at an annual rate of 1.25% of the Fund's average daily net assets. Boston Partners is currently waiving advisory fees in excess of 0.00% of average daily net assets.

                  Each class of the Fund bears its own expenses not specifically assumed by Boston Partners. General expenses of RBB not readily identifiable as belonging to a portfolio of RBB are allocated among all investment portfolios by or under the direction of RBB's Board of Directors in such manner as the Board determines to be fair and equitable. Expenses borne by a portfolio include, but are not limited to, the following (or a portfolio's share of the following): (a) the cost (including brokerage commissions) of securities purchased or sold by a portfolio and any losses incurred in connection therewith; (b) fees payable to and expenses incurred on behalf of a portfolio by Boston Partners; (c) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against RBB or a portfolio for violation of any law; (d) any extraordinary expenses; (e) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (f) the cost of investment company literature and other publications provided by RBB to its directors and officers; (g) organizational costs; (h) fees to the investment adviser and PFPC;
(i) fees and expenses of officers and directors who are not affiliated with a portfolios' investment adviser or Distributor; (j) taxes; (k) interest; (l) legal fees; (m) custodian fees; (n) auditing fees; (o) brokerage fees and commissions; (p) certain of the fees and expenses of registering and qualifying the Fund and its shares for distribution under federal and state securities laws; (q) expenses of preparing prospectuses and statements of additional information and distributing annually to existing shareholders that are not attributable to a particular class of shares of RBB; (r) the expense of reports to shareholders, shareholders' meetings and proxy solicitations that are not attributable to a particular class of shares of RBB; (s) fidelity bond and directors' and officers' liability insurance premiums; (t) the expense of using independent pricing services; and (u) other expenses which are not expressly assumed by a portfolio's investment adviser under its advisory agreement with the portfolio. Each class of the Fund pays its own distribution fees, if applicable, and may pay a different share than other classes of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by such class or if it receives different services.

                  Under the Advisory Agreement, Boston Partners will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or RBB in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Boston Partners in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Advisory Agreement was most recently approved on April 29, 1998 by vote of RBB's Board of Directors, including a majority of those directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of such parties. The Advisory Agreement was approved by the initial shareholder of each class of the Fund. The Advisory Agreement is terminable by vote of RBB's Board of Directors or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to Boston Partners. The Advisory Agreement may also be terminated by Boston Partners on 60 days' written notice to RBB. The Advisory Agreement terminates automatically in the event of its assignment.

                  CUSTODIAN AND TRANSFER AGENCY AGREEMENTS. PNC Bank is custodian of the Fund's assets pursuant to a custodian agreement dated August 16, 1988, as amended (the "Custodian Agreement"). Under the Custodian Agreement, PNC Bank (a) maintains a separate account or accounts in the name of the Fund
(b) holds and transfers portfolio securities on account of the Fund, (c) accepts receipts and makes disbursements of money on behalf of the Fund, (d) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities and (e) makes periodic reports to RBB's Board of Directors concerning the Fund's operations. PNC Bank is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that PNC Bank remains responsible for the performance of all of its duties under the Custodian Agreement and holds the Fund harmless from the acts and omissions of any sub-custodian.

                  PFPC Inc. ("PFPC"), an affiliate of PNC Bank, serves as the transfer and dividend disbursing agent for the Fund pursuant to a Transfer Agency Agreement dated November 5, 1991, as supplemented (the "Transfer Agency Agreement"), under which PFPC (a) issues and redeems shares of the Fund, (b) addresses and mails all communications by the Fund to record owners of the Shares, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to RBB's Board of Directors concerning the operations of the Fund. PFPC may, on 30 days' notice to RBB, assign its duties as transfer and dividend disbursing agent to any other affiliate of PNC Bank Corp.

                  ADMINISTRATION AGREEMENT. PFPC serves as administrator to the Fund pursuant to an Administration and Accounting Services Agreement dated July 1, 1998, (the "Administration Agreement"). PFPC has agreed to furnish to the Fund statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund. In addition, PFPC has agreed to, among other things, prepare and file (or assist in the preparation of) certain reports with the SEC and other regulatory agencies. For its services to the Fund, PFPC is entitled to receive a fee calculated at an annual rate of
 .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving one-half of its minimum annual fee.

                  The Administration Agreement provides that PFPC shall be obligated to exercise care and diligence in the performance of its duties under the Administration Agreement, to act in good faith and to use its best efforts, within reasonable limits, in performing services. PFPC shall be responsible for failure to perform its duties under the Administration Agreement arising out of PFPC's gross negligence.

                  DISTRIBUTION AGREEMENT. Pursuant to the terms of a distribution agreement, dated as of May 29, 1998, (the "Distribution Agreement"), entered into by the Distributor and RBB on behalf of the Institutional and Investor Classes, and a Plan of Distribution for the Investor Class (the "Plan"), which was adopted by RBB in the manner prescribed by Rule 12b-1 under the 1940 Act, the Distributor will use appropriate efforts to solicit orders for the sale of Fund Shares. As compensation for its distribution services, the Distributor receives, pursuant to the terms of the Distribution Agreement, a distribution fee under the Plan, to be calculated daily and paid monthly by the Investor Class at the annual rate set forth in the Prospectus.

                  On April 29, 1998, the Plan was approved by RBB's Board of Directors, including the directors who are not "interested persons" of RBB and who have no direct or indirect financial interest in the operation of the Plans or any agreements related to the Plan ("12b-1 Directors"). RBB believes that the Plan may benefit the Fund by increasing sales of Fund shares.

                  Among other things, the Plan provides that: (1) the Distributor shall be required to submit quarterly reports to the directors of RBB regarding all amounts expended under the Plan and the purposes for which such expenditures were made, including commissions, advertising, printing, interest, carrying charges and any allocated overhead expenses; (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by a majority of RBB's directors, including the 12b-1 Directors, acting in person at a meeting called for said purpose; (3) the compensation payable to the Distributor pursuant to the Plan shall not be materially increased without approval by a vote of at least a majority of the Fund's outstanding shares; and (4) while the Plan remains in effect, the selection and nomination of RBB's directors who are not "interested persons" of RBB (as defined in the 1940 Act) shall be committed to the discretion of such directors who are not "interested persons" of RBB.

                  Messrs. Reichman and Sablowsky, directors of RBB, have an indirect interest in the operation of the Plan by virtue of their respective positions with registered broker-dealers.

                  ADMINISTRATIVE SERVICES AGREEMENT. PDI provides certain administrative services to the Institutional Class of the Fund that are not provided by PFPC, pursuant to an Agreement dated May 29, 1998 (the "Administrative Services Agreement").

                  The Administrative Services Agreement provides that PDI shall be obligated to exercise care and diligence, to act in good faith and to use its best efforts within reasonable limits in performing services and that PDI shall be responsible for its own negligent failure to perform its duties thereunder.

                  As compensation for its services to the Institutional Class of the Fund under the Administrative Services Agreement, PDI receives a monthly fee for the previous month calculated at the annual rate of .15% of the average daily net assets of the Institutional Class of the Fund.

                             PORTFOLIO TRANSACTIONS

                  Subject to policies established by the Board of Directors, Boston Partners is responsible for the execution of portfolio transactions and the allocation of brokerage transactions for the Fund. In purchasing and selling portfolio securities, Boston Partners seeks to obtain the best net price and the most favorable execution of orders. To the extent that the execution and price offered by more than one broker/dealer are comparable, the Adviser may effect transactions in portfolio securities with broker/dealers who provide research, advice or other services such as market investment literature.

                  Investment decisions for the Fund and for other investment accounts managed by Boston Partners are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it is believed to be beneficial to the Fund.

                  The Fund expects that its annual portfolio turnover rate will not exceed 150%. A high rate (100% or more) of portfolio turnover involves correspondingly greater brokerage commission expenses and other transaction costs that must be borne directly by the Fund, as well as the potential for increased realization of capital gains that are paid the shareholders. The Fund anticipates that its annual portfolio turnover rate will vary from year to year. The portfolio turnover rate is calculated by dividing the lesser of a portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


                       PURCHASE AND REDEMPTION INFORMATION

                  RBB reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Fund's shares by making payment in whole or in part in securities chosen by RBB and valued in the same way as they would be valued for purposes of computing the Fund's net asset value. If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash. RBB has elected, however, to be governed by Rule 18f-1 under the 1940 Act so that the Fund is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of the Fund.

                  Under the 1940 Act, RBB may suspend the right to redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than customary weekend and holiday closings), or during which trading on the NYSE is restricted, or during which (as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit. (RBB may also suspend or postpone the recordation of the transfer of its shares upon the occurrence of any of the foregoing conditions.)

                  The computation of the hypothetical offering price per share of an Institutional and Investor Share of the Fund based on the projected value of the Fund's estimated net assets and number of Institutional and Investor Shares outstanding is as follows:

                      BOSTON PARTNERS MICRO CAP VALUE FUND

                                     INSTITUTIONAL SHARES       INVESTOR SHARES
                                     --------------------       ---------------

Net Assets .......................        $1,365,800                $5,000

Outstanding Shares ...............           136,580                   500

Net Asset Value
 per Share .......................        $    10.00                $10.00

Maximum Sales Charge .............              0.00%                 0.00%

Maximum Offering Price
  to Public ......................        $    10.00                $10.00


                               VALUATION OF SHARES

                  The net asset values per share of each class of the Fund are calculated as of the close of the NYSE, generally 4:00 p.m. Eastern Time on each Business Day. "Business Day" means each weekday when the NYSE is open. Currently, the NYSE is closed on New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday and subsequent Monday when one of these holidays falls on Saturday or Sunday. Net asset value per share, the value of an individual share in a fund, is computed by adding the value of the proportionate interest of each class in a Fund's securities, cash and other assets, subtracting the actual and accrued liabilities of the class, and dividing the result by the number of outstanding shares of the class. The net asset values of each class are calculated independently of the other classes. Securities that are listed on stock exchanges are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the mean of the bid and asked prices available prior to the evaluation. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by the Board of Directors as the primary market. Securities traded in the over-the-counter market and listed on the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") are valued at the last trade price listed on the NASDAQ at the close of regular trading (generally 4:00 p.m. Eastern Time); securities listed on NASDAQ for which there were no sales on that day and other over-the-counter securities are valued at the mean of the bid and asked prices available prior to valuation. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of RBB's Board of Directors.

The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

                  In determining the approximate market value of portfolio investments, the Fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on the Fund's books at their face value. Other assets, if any, are valued at fair value as determined in good faith by RBB's Board of Directors.


                        PERFORMANCE AND YIELD INFORMATION

                  TOTAL RETURN. The Fund may from time to time advertise its "average annual total return." The Fund computes such return separately for each class of shares by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                                     ERV
                              T = [(-----)1/n - 1]
                                      P

         Where:   T =     average annual total return;

                ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof);

                  P =     hypothetical initial payment of $1,000; and

                  n =     period covered by the computation, expressed in years.

                  The Fund, when advertising its "aggregate total return," computes such returns separately for each class of shares by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                              ERV
Aggregate Total Return =   [(-----) - 1]
                               P

                  The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

                                      TAXES

                  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situation.

                  The Fund has elected to be taxed as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net taxable investment income and the excess of net short-term capital gain over net long-term capital loss, if any, for the year) and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described below. Distributions of investment company taxable income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

                  In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses (the "Asset Diversification Requirement").

                  Distributions of investment company taxable income will be taxable (subject to the possible allowance of the dividend received deduction described below) to shareholders as ordinary income, regardless of whether such distributions are paid in cash or are reinvested in shares. Shareholders receiving any distribution from the Fund in the form of additional shares will be treated as receiving a taxable distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

                  The Fund intends to distribute to shareholders its net capital gain (excess of net long-term capital gain over net short-term capital loss), if any, for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as long-term capital gain (20% or 28% rate gain, as applicable), regardless of the length of time the shareholder has held his shares, whether such gain was recognized by the Fund prior to the date on which a shareholder acquired shares of the Fund and whether the distribution was paid in cash or reinvested in shares. The aggregate amount of distributions designated by the Fund as capital gain dividends may not exceed the net capital gain of the Fund for any taxable year, determined by excluding any net capital loss or net long-term capital loss attributable to transactions occurring after October 31 of such year and by treating any such loss as if it arose on the first day of the following taxable year. Such distributions will be designated as capital gain dividends in a written notice mailed by the Fund to shareholders not later than 60 days after the close of the Fund's taxable year.

                  In the case of corporate shareholders, distributions (other than capital gain dividends) of the Fund for any taxable year generally qualify for the dividends received deduction to the extent of the gross amount of "qualifying dividends" received by the Fund for the year. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation. Distributions of net investment income received by the Fund from investments in debt securities will be taxable to shareholders as ordinary income and will not be treated as "qualifying dividends" for purposes of the dividends received deduction. The Fund will designate the portion, if any, of the distribution made by the Fund that qualifies for the dividends received deduction in a written notice mailed by the Fund to corporate shareholders not later than 60 days after the close of the Fund's taxable year.

                  If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and all distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions will be eligible for the dividends received deduction in the case of corporate shareholders. Investors should be aware that any loss realized on a sale of shares of the Fund will be disallowed to the extent an investor repurchases shares of the Fund within a period of 61 days (beginning 30 days before and ending 30 days after the day of disposition of the shares). Dividends paid by the Fund in the form of shares within the 61-day period would be treated as a purchase for this purpose.

                  A shareholder will recognize gain or loss upon a redemption of shares or an exchange of shares of the Fund for shares of another Boston Partners Fund upon exercise of the exchange privilege, to the extent of any difference between the price at which the shares are redeemed or exchanged and the price or prices at which the shares were originally purchased for cash.

                  The Code imposes a non-deductible 4% excise tax on regulated investment companies that do not distribute with respect to each calendar year an amount equal to 98% of their ordinary income for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Investors should note that the Fund may in certain circumstances be required to liquidate investments in order to make sufficient distributions to avoid excise tax liability.

                  The Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of dividends paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for prior failure to properly report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that he is not subject to backup withholding or that he is an "exempt recipient."

                  The foregoing general discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                  Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                  ADDITIONAL INFORMATION CONCERNING RBB SHARES

         RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 14.928 billion shares are currently classified in 92 classes as follows: 100 million shares are classified as Class A Common Stock (Growth & Income), 100 million shares are classified as Class B Common Stock, 100 million shares are classified as Class C Common Stock (Balanced), 100 million shares are classified as Class D Common Stock (Tax-Free), 500 million shares are classified as Class E Common Stock (Money), 500 million shares are classified as Class F Common Stock (Municipal Money), 500 million shares are classified as Class G Common Stock (Money), 500 million shares are classified as Class H Common Stock (Municipal Money), 1 billion shares are classified as Class I Common Stock (Money), 500 million shares are classified as Class J Common Stock (Municipal Money), 500 million shares are classified as Class K Common Stock (Government Money), 1,500 million shares are classified as Class L Common Stock (Money), 500 million shares are classified as Class M Common Stock (Municipal Money), 500 million shares are classified as Class N Common Stock (Government Money), 500 million shares are classified as Class O Common Stock (N.Y. Money), 100 million shares are classified as Class P Common Stock (Government), 100 million shares are classified as Class Q Common

Stock, 500 million shares are classified as Class R Common Stock (Municipal Money), 500 million shares are classified as Class S Common Stock (Government Money), 500 million shares are classified as Class T Common Stock (International), 500 million shares are classified as Class U Common Stock (High Yield), 500 million shares are classified as Class V Common Stock (Emerging), 100 million shares are classified as Class W Common Stock, 50 million shares are classified as Class X Common Stock (U.S. Core Equity), 50 million shares are classified as Class Y Common Stock (U.S. Core Fixed Income), 50 million shares are classified as Class Z Common Stock (Strategic Global Fixed Income), 50 million shares are classified as Class AA Common Stock (Municipal Bond), 50 million shares are classified as Class BB Common Stock (BEA Balanced), 50 million shares are classified as Class CC Common Stock (Short Duration), 100 million shares are classified as Class DD Common Stock, 100 million shares are classified as Class EE Common Stock, 50 million shares are classified as Class FF Common Stock (n/i Numeric Investors Micro Cap), 50 million shares are classified as Class GG Common Stock (n/i Numeric Investors Growth), 50 million shares are classified as Class HH (n/i Numeric Investors Growth & Value), 100 million shares are classified as Class II Common Stock (BEA Investor International), 100 million shares are classified as Class JJ Common Stock (BEA Investor Emerging), 100 million shares are classified as Class KK Common Stock (BEA Investor High Yield), 100 million shares are classified as Class LL Common Stock (BEA Investor Global Telecom), 100 million shares are classified as Class MM Common Stock (BEA Advisor International), 100 million shares are classified as Class NN Common Stock (BEA Advisor Emerging), 100 million shares are classified as Class OO Common Stock (BEA Advisor High Yield), 100 million shares are classified as Class PP Common Stock (BEA Advisor Global Telecom), 100 million shares are classified as Class QQ Common Stock (Boston Partners Institutional Large Cap), 100 million shares are classified as Class RR Common Stock (Boston Partners Investor Large Cap), 100 million shares are classified as Class SS Common Stock (Boston Partners Advisor Large Cap), 100 million shares are classified as Class TT Common Stock (Boston Partners Investor Mid Cap), 100 million shares are classified as Class UU Common Stock (Boston Partners Institutional Mid Cap), 100 million shares are classified as Class VV Common Stock (Boston Partners Institutional Bond), 100 million shares are classified as Class WW Common Stock (Boston Partners Investor Bond), 100 million shares are classified as Class DDD Common Stock (Boston Partners Institutional Micro Cap), 100 million shares are classified as Class EEE Common Stock (Boston Partners Investors Micro Cap), 50 million shares are classified as Class XX Common Stock (n/i Numeric Investors Larger Cap Value), 700 million shares are classified as Class Janney Money Common Stock (Money), 200 million shares are classified as Class Janney Municipal Money Common Stock (Municipal Money), 500 million shares are classified as Class Janney Government Money Common Stock (Government Money), 100 million shares are classified as Class Janney N.Y. Municipal Money Common Stock (N.Y. Money), 1 million shares are classified as Class Beta 1 Common Stock (Money), 1 million shares are classified as Class Beta 2 Common Stock (Municipal Money), 1 million shares are classified as Class Beta 3 Common Stock (Government Money), 1 million shares are classified as Class Beta 4 Common Stock (N.Y. Money), 1 million shares are classified as Gamma 1 Common Stock (Money), 1 million shares are classified as Gamma 2 Common Stock (Municipal Money), 1 million shares are classified as Gamma 3 Common Stock (Government Money), 1 million shares are classified as Gamma 4 Common Stock (N.Y. Money), 1 million shares are classified as Delta 1 Common Stock (Money), 1 million shares are classified as Delta 2 Common Stock

(Municipal Money), 1 million shares are classified as Delta 3 Common Stock (Government Money), 1 million shares are classified as Delta 4 Common Stock (N.Y. Money), 1 million shares are classified as Epsilon 1 Common Stock (Money), 1 million shares are classified as Epsilon 2 Common Stock (Municipal Money), 1 million shares are classified as Epsilon 3 Common Stock (Government Money), 1 million shares are classified as Epsilon 4 Common Stock (N.Y. Money), 1 million shares are classified as Zeta 1 Common Stock (Money), 1 million shares are classified as Zeta 2 Common Stock (Municipal Money), 1 million shares are classified as Zeta 3 Common Stock (Government Money), 1 million shares are classified as Zeta 4 Common Stock (N.Y. Money), 1 million shares are classified as Eta 1 Common Stock (Money), 1 million shares are classified as Eta 2 Common Stock (Municipal Money), 1 million shares are classified as Eta 3 Common Stock (Government Money), 1 million shares are classified as Eta 4 Common Stock (N.Y. Money), 1 million shares are classified as Theta 1 Common Stock (Money), 1 million shares are classified as Theta 2 Common Stock (Municipal Money), 1 million shares are classified as Theta 3 Common Stock (Government Money), and 1 million shares are classified as Theta 4 Common Stock (N.Y. Money). Shares of the Class DDD and EEE Common Stock constitute the Boston Partners Micro Cap Value Fund Institutional and Investor classes, respectively. Under RBB's charter, the Board of Directors has the power to classify or reclassify any unissued shares of Common Stock from time to time.

                  The classes of Common Stock have been grouped into fourteen separate "families": The Cash Preservation Family, the Sansom Street Family, the Bedford Family, the BEA Family, the Janney Montgomery Scott Money Family, the n/i Numeric Investors Family, the Boston Partners Family, the Beta Family, the Gamma Family, the Delta Family, the Epsilon Family, the Zeta Family, the Eta Family and the Theta Family. The Cash Preservation Family represents interests in the Money Market and Municipal Money Market Funds; the Sansom Street Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; the Bedford Family represents interests in the Money Market, Municipal Money Market and Government Obligations Money Market Funds; the BEA Family represents interests in ten non-money market portfolios; the n/i Numeric Investors Family represents interests in four non-money market portfolios; the Boston Partners Family represents interest in four non-money market portfolios; the Janney Montgomery Scott Family and the Beta, Gamma, Delta, Epsilon, Zeta, Eta and Theta Families represent interests in the Money Market, Municipal Money Market, Government Obligations Money Market and New York Municipal Money Market Funds.

                  RBB does not currently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. RBB's amended By-Laws provide that shareholders owning at least ten percent of the outstanding shares of all classes of Common Stock of RBB have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

                  As stated in the Prospectus, holders of shares of each class of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of the Fund will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular portfolio. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of each portfolio affected by the matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by the holders of a majority of the outstanding voting securities, as defined in the 1940 Act, of such portfolio. However, Rule 18f-2 also provides that the ratification of the selection of independent public accountants and the election of directors are not subject to the separate voting requirements and may be effectively acted upon by shareholders of an investment company voting without regard to portfolio.

                  Notwithstanding any provision of Maryland law requiring a greater vote of shares of RBB's common stock (or of any class voting as a class) in connection with any corporate action, unless otherwise provided by law, or by RBB's Articles of Incorporation, RBB may take or authorize such action upon the favorable vote of the holders of more than 50% of all of the outstanding shares of Common Stock entitled to vote on the matter voting without regard to class (or portfolio).


                                  MISCELLANEOUS

                  COUNSEL. The law firm of Drinker Biddle & Reath LLP, 1345 Chestnut Street, Philadelphia, Pennsylvania 19107-3496 serves as counsel to RBB and the non-interested directors.

                  INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P., 2400 Eleven Penn Center, Philadelphia, Pennsylvania 19103, serves as RBB's independent accountants.

                  CONTROL PERSONS. As of June 30, 1998, to RBB's knowledge, the following named persons at the addresses shown below owned of record approximately 5% or more of the total outstanding shares of each class of RBB indicated below. See "Additional Information Concerning RBB Shares" above. RBB does not know whether such persons also beneficially own such shares.

                  As of the same date, directors and officers as a group owned less than one percent of the shares of RBB.

                           SHAREHOLDER NAME AND                PERCENTAGE OF
FUND NAME                         ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
BEA INT'L EQUITY           Employees Ret Plan Marshfield Clini      7.34%
INSTITUTIONAL              1000 N. Oak Avenue
                           Marshfield, WI 54449-5772
--------------------------------------------------------------------------------
                           Indiana University Foundation            5.13%
                           Attn: Walter L. Koon, Jr.
                           P.O. Box 500
                           Bloomington, IN 47402-0500
--------------------------------------------------------------------------------
BEA EMERGING               Wachovia Bank North Carolina            45.76%
MARKETS EQUITY -           Trust Carolina Power & Light Co.
INSTITUTIONAL              Supplemental Retirement Trust
                           P.O. Box 3073
                           301 N. Main Street, MC NC 31057
                           Winston-Salem, NC 27101-3819
--------------------------------------------------------------------------------
                           Clariden Bank                            6.92%
                           Clariden Str. 26
                           CH-8002 Zurich
                           Switzerland
--------------------------------------------------------------------------------
                           National Academy of Sciences             5.36%
                           2101 Constitution Ave. NW
                           Washington, DC 20418-0006
--------------------------------------------------------------------------------
                           Arkansas Public Emp. Retirement Syst.   31.99%
                           124 W. Capitol Ave.
                           Little Rock, AR 72201-3704
--------------------------------------------------------------------------------
BEA U.S. CORE EQUITY       Werner & Pfleiderer Pension Plan         6.62%
- INSTITUTIONAL            Employees
                           663 E. Crescent Ave.
                           Ramsey, NJ 07446-1287
--------------------------------------------------------------------------------
                           Credit Suisse Private Banking           11.57%
                           Dividend Reinvest Plan
                           C/o Credit Suisse Pvt Bkg
                           12 E. 49th St., 40th Floor
                           New York, NY 10017-1028
--------------------------------------------------------------------------------
                           Washington Hebrew Congregation          11.58%
                           3935 Macomb St., NW
                           Washington, DC 20016-3799
--------------------------------------------------------------------------------
                           Fleet National Bank Trst.                5.73%
                           Hospital St. Raphael Malpractice
                           Attn: 1958875010
                           P.O. Box 92800
                           Rochester, NY 14692-8900
--------------------------------------------------------------------------------

                           SHAREHOLDER NAME AND                PERCENTAGE OF
FUND NAME                         ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                           Patterson & Co.                         46.24%
                           P.O. Box 7829
                           Philadelphia, PA 19101-7829
--------------------------------------------------------------------------------
BEA U.S. CORE FIXED        DCA Food Industries Inc.                 5.87%
INCOME -                   100 East Grand Ave.
INSTITUTIONAL              Beloit, WI 53511-6255
--------------------------------------------------------------------------------
                           Fidelity Investments Institutional       6.67%
                           Operations Co. Inc. (FIIOC) as Agent
                           for Credit Suisse First Boston
                           Employee's Savings PSP
                           100 Magellan Way #KWIC
                           Covington, KY 41015-1987
--------------------------------------------------------------------------------
                           Local 239 Pension Fund                   6.17%
                           R. J. Scheer, A.L. Miceli, H. Blomberg
                           R. T. Waldbauer, Jr, A. Evarieto,
                           I. Stockel TTEES DTD 04/01/1960
                           2380 Hempstead Tpke.
                           East Meadow, NY 11554-2030
--------------------------------------------------------------------------------
                           The TJX Companies Inc. Retirement        5.49%
                           State Street Bank & Trust Co TTEE
                           770 Cochituate Rd.
                           Framingham, MA 01701-4672
--------------------------------------------------------------------------------
                           Winifred Masterson Burke Foundation      8.22%
                           785 Mamaroneck Ave.
                           White Plains, NY 10605-2593
--------------------------------------------------------------------------------
                           New England UFCW & Employers'           16.17%
                           Pension Fund Board of Trustees
                           161 Forbes Rd, Ste. 201
                           Braintree, MA 02184-2606
--------------------------------------------------------------------------------
BEA STRATEGIC              Sunkist Master Trust                    52.79%
GLOBAL FIXED               14130 Riverside Dr.
INCOME FUND                Sherman Oaks, CA 91423-2392
--------------------------------------------------------------------------------
                           Patterson & Co.                         37.75%
                           P.O. Box 7829
                           Philadelphia, PA 19101-7829
--------------------------------------------------------------------------------
                           State St. Bank & Trust TTEE              5.36%
                           Fenway Holdings LLC Master Trust
                           P.O. Box 470
                           Boston, MA 02102-0470
--------------------------------------------------------------------------------

                           SHAREHOLDER NAME AND                PERCENTAGE OF
FUND NAME                         ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
BEA HIGH YIELD -           Carl F. Besenbach                       18.30%
INSTITUTIONAL              Trst Michelin North America Inc.
                           Master Trust
                           P.O. Box 19001
                           Greenville, SC 29602-9001
--------------------------------------------------------------------------------
                           Southdown Inc. Pension Pl                9.58%
                           Mac & Co A/C SDIF8575302
                           Mutual Fund Operations
                           P.O. Box 3198
                           Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------
                           Edward J. Demske TTEE                    5.53%
                           Miami University Foundation
                           202 Roudebush Hall
                           Oxford, OH 45056
--------------------------------------------------------------------------------
                           Fidelity Investments Institutional      16.96%
                           Operations Co. Inc. as Agent for
                           Certain Employee Benefits Plan
                           100 Magellan Way #KWIC
                           Covington, KY 41015-1987
--------------------------------------------------------------------------------
                           MAC & CO A/C CSBF8605082                 5.16%
                           Mutual Fund Operations
                           P.O. Box 3198
                           Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------
BEA MUNI BOND -            Arnold Leon                             12.92%
INSTITUTIONAL              c/o Fiduciary Trust Company
                           P.O. Box 3199 Church Street Station
                           New York, NY 10008-3199
--------------------------------------------------------------------------------
                           William A. Marquard                     36.97%
                           2199 Maysville Rd.
                           Carlisle, KY 40311-9716
--------------------------------------------------------------------------------
                           Leo Bogart                               5.58%
                           135 Central Park West 9N
                           New York, NY 10023-2465
--------------------------------------------------------------------------------
                           Howard Isermann                          6.37%
                           9 Tulane Dr.
                           Livingston, NJ 07039-6212
--------------------------------------------------------------------------------
BEA INT'L. EQUITY          TRANSCORP                                8.09%
ADVISOR                    FBO William E. Burns
                           P.O. Box 6535
                           Englewood, CO 80155-6535
--------------------------------------------------------------------------------
                           State Street Bank & Trust Co.           16.80%
                           Cust. For the IRA of
                           Gerald W. McKinney
--------------------------------------------------------------------------------

                           SHAREHOLDER NAME AND                PERCENTAGE OF
FUND NAME                         ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                           5873 Cove Road
                           Ellensburg, WA 98926-7963
--------------------------------------------------------------------------------
                           Bob & Co.                               65.47%
                           P.O. Box 1809
                           Boston, MA 02105-1809
--------------------------------------------------------------------------------
BEA EMERGING               SEMA & Co.                              81.25%
MARKETS EQUITY -           12E 49th St. Fl. 41
ADVISOR                    New York, NY 10017-1028
--------------------------------------------------------------------------------
                           NFSC FEBO #114-623016                   14.43%
                           Fmt Co Cust IRA
                           FBO Patricia F. Powell
                           5811 Valley Oak Dr.
                           Los Angeles, CA 90068-3650
--------------------------------------------------------------------------------
BEA GLOBAL TELE-           E. M. Warburg Pincus & Co. Inc.         13.47%
COMMUNICATIONS -           Attn: Sandra Correale
ADVISOR                    466 Lexington Ave.
                           New York, NY 10017-3140
--------------------------------------------------------------------------------
                           Charles Schwab & Co.                     5.98%
                           Special Custody Account for the
                           Exclusive Benefit of Customers
                           101 Montgomery St.
                           San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
                           John B. Hurford                         36.68%
                           153 E. 53rd St., FL 57
                           New York, NY 10022-4611
--------------------------------------------------------------------------------
                           FTC & Co.                               18.10%
                           Attn: DATALYNX #148
                           P.O. Box 173736
                           Denver, CO 80217-3736
--------------------------------------------------------------------------------
BEA HIGH YIELD -           Charles Schwab & Co.                    97.49%
ADVISOR                    Special Custody Account for the
                           Exclusive Benefit of Customers
                           101 Montgomery St.
                           San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
CASH PRESERVATION          Jewish Family and Children's Agency     47.6%
MONEY MARKET               of Phil Capital Campaign
                           Attn: S. Ramm
                           1610 Spruce Street
                           Philadelphia, PA 19103
--------------------------------------------------------------------------------
                           Marian E. Kunz                          12.7%
                           52 Weiss Ave.
                           Flourtown, PA 19031
--------------------------------------------------------------------------------

                           SHAREHOLDER NAME AND                PERCENTAGE OF
FUND NAME                         ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
SAMSON STREET              Saxon and Co.                           72.3%
MONEY MARKET               FBO Paine Webber
                           A/C 32 32 400 4000038
                           P.O. Box 7780 1888
                           Phila., PA 19182
--------------------------------------------------------------------------------
                           Wasner & Co. for Account of             26.8%
                           Paine Webber and Managed Assets
                           Sundry Holdings
                           Attn: Joe Domizio
                           76 A 260 ABC 200 Stevens Drive
                           Lester, PA 19113
--------------------------------------------------------------------------------
CASH PRESERVATION          Gary L. Lange                           39.7%
MUNICIPAL MONEY            and Susan D. Lange
MARKET                     JT TEN
                           1354 Shady Knoll Ct.
                           Longwood, FL 32750
--------------------------------------------------------------------------------
                           Andrew Diederich                         6.3%
                           Doris Diederich
                           JT TEN
                           1003 Lindeman
                           Des Peres, MO 63131
--------------------------------------------------------------------------------
                           Kenneth Farwell                         11.4%
                           and Valerie Farwell
                           3854 Sullivan
                           St. Louis, MO 63107
--------------------------------------------------------------------------------
                           Gwendolyn Haynes                         5.1%
                           2757 Geyer
                           St. Louis, MO 63104
--------------------------------------------------------------------------------
N/I MICRO CAP FUND         Charles Schwab & Co. Inc                14.2%
                           Special Custody Account for the
                           Exclusive Benefit of Customers
                           Attn: Mutual Funds
                           101 Montgomery St.
                           San Francisco, CA 94104
--------------------------------------------------------------------------------
                           Janis Claflin, Bruce Fetzer and          5.2%
                           Winston Franklin, Robert Lehman Trst
                           the John E. Fetzer Institute, Inc.
                           U/A DTD 06-1992
                           Attn: Christina Adams
                           9292 West KL Ave.
                           Kalamazoo, MI 49009
--------------------------------------------------------------------------------

                           SHAREHOLDER NAME AND                PERCENTAGE OF
FUND NAME                         ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                           Public Inst. For Social Security         7.3%
                           1001 19th St., N. 16th Flr.
                           Arlington, VA 22209
--------------------------------------------------------------------------------
                           Portland General Holdings Inc.          16.5%
                           DTD 01/29/90
                           Attn: William J. Valach
                           121 S.W. Salmon St.
                           Portland, OR 97202
--------------------------------------------------------------------------------
                           State Street Bank and Trust Company      8.4%
                           FBO Yale Univ. Ret. Pln for Staff Emp
                           State Street Bank & Tr Co. Master Tr.
                           Div
                           Attn: Kevin Sutton
                           Solomon Williard Bldg. One Enterprise
                           Dr.
                           North Quincy, MA 02171
--------------------------------------------------------------------------------
N/I GROWTH FUND            Charles Schwab & Co. Inc.               18.7%
                           Special Custody Account for the
                           Exclusive Benefit of Customers
                           Attn: Mutual Funds
                           101 Montgomery St.
                           San Francisco, CA 94104
--------------------------------------------------------------------------------
                           Citibank North America Inc.             19.5%
                           Trst Sargent & Lundy Retirement Trust
                           DTD 06/01/96
                           Mutual Fund Unit
                           Bld. B Floor 1 Zone 7
                           3800 Citibank Center Tampa
                           Tampa, FL 33616-9122
--------------------------------------------------------------------------------
                           U.S. Equity Investment Portfolio LP      5.9%
                           1001 N. US Hwy One Suite 800
                           Jupiter, FL 33477
--------------------------------------------------------------------------------
N/I GROWTH AND             Charles Schwab & Co. Inc.               21.7%
VALUE FUND                 Special Custody Account for the
                           Exclusive Benefit of Customers
                           Attn: Mutual Funds
                           101 Montgomery St.
                           San Francisco, CA 94104
--------------------------------------------------------------------------------
                           The John E. Fetzer Institute Inc.        5.2%
                           Attn: Christina Adams
                           9292 W. KL Ave.
                           Kalamazoo, MI 49009
--------------------------------------------------------------------------------

                           SHAREHOLDER NAME AND                PERCENTAGE OF
FUND NAME                         ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                           Bankers Trust Cust Pge-Enron             5.8%
                           Foundation
                           Attn: Procy Fernandez
                           300 S. Grand Ave. 40th Floor
                           Los Angeles, CA 90071
--------------------------------------------------------------------------------
N/I LARGER CAP             Charles Schwab & Co. Inc                35.3%
VALUE FUND                 Special Custody Account for the
                           Exclusive Benefit of Customers
                           Attn: Mutual Funds
                           101 Montgomery St.
                           San Francisco, CA 94104
--------------------------------------------------------------------------------
                           Bank of America NT & SA                 34.1%
                           FBO Community Hospital Central Cal
                           Pn Pl
                           A/C 10-35-155-2048506
                           Attn: Mutual Funds 38615
                           P.O. Box 513577
                           Los Angeles, CA 90051
--------------------------------------------------------------------------------
BOSTON PARTNERS            Dr. Janice B. Yost                      17.8%
LARGE CAP FUND INST        Trst Mary Black Foundation Inc.
SHARES                     Bell Hill - 945 E. Main St.
                           Spartanburg, SC 29302
--------------------------------------------------------------------------------
                           Shady Side Academy Endowment             5.0%
                           423 Fox Chapel Rd.
                           Pittsburg, PA 15238
--------------------------------------------------------------------------------
                           Saxon And Co.                            6.8%
                           FBO UJF Equity Funds
                           AC 10-01-001-0578481
                           P.O. Box 7780-1888
                           Philadelphia, PA 19182
--------------------------------------------------------------------------------
                           Irving Fireman's Relief & Ret Fund       7.4%
                           Attn: Edith Auston
                           825 W. Irving Blvd.
                           Irvin, TX 75060
--------------------------------------------------------------------------------
                           Wells Fargo Bank                         7.1%
                           Trst Stoel Rives
                           Tr 008125
                           P.O. Box 9800
                           Calabasas, CA 91308
--------------------------------------------------------------------------------
                           James B. Beam                            6.7%
                           Trst World Publishing Co Pft Shr Trust
                           P.O. Box 1511
                           Wenatchee, WA 98807
--------------------------------------------------------------------------------

                           SHAREHOLDER NAME AND                PERCENTAGE OF
FUND NAME                         ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                           Swanee Hunt and Charles Ansbacher        8.6%
                           Trst The Swanee Hunt Family Fund
                           C/o Elizabeth Alberti
                           168 Brattle St.
                           Cambridge, MA 02138
--------------------------------------------------------------------------------
                           Swanee Hunt and Charles Ansbacher        6.6%
                           Trst The Hunt Alternatives Fund
                           C/o Elizabeth Alberti
                           168 Brattle St.
                           Cambridge, MA 02138
--------------------------------------------------------------------------------
                           Samuel Gary and Ronald Williams          7.5%
                           And David Younggren
                           Trst Gary Tax Advantaged PRO+ PSP
                           370 17th St. Suite 5300
                           Denver, CO 80202
--------------------------------------------------------------------------------
BOSTON PARTNERS            National Financial Services Corp.       67.0%
LARGE CAP FUND             For the Exclusive Bene of Our
INVESTOR SHARES            Customers
                           Attn: Mutual Funds 5th Floor
                           200 Liberty St I World Financial
                           Center
                           New York, NY 10281
--------------------------------------------------------------------------------
                           Charles Schwab & Co. Inc.               10.2%
                           Special Custody Account for the
                           Benefit of Customers
                           Attn: Mutual Funds
                           101 Montgomery St.
                           San Francisco, CA 94104
--------------------------------------------------------------------------------
BOSTON PARTNERS            U.S. Bank National Association as Cust   5.0%
MID CAP VALUE FUND         Jean Vollum
INST. SHARES               P.O. Box 64010
                           St. Paul, MN 55164-0010
--------------------------------------------------------------------------------
                           Donaldson Lufkin & Jenrette             12.8%
                           Securities Corporation
                           Attn: Mutual Funds
                           P.O. Box 2052
                           Jersey City, NJ 07303
--------------------------------------------------------------------------------
                           North American Trst. Co.                 6.5%
                           FBO Cooley Godward
                           P.O. Box 84419
                           San Diego, CA 92138
--------------------------------------------------------------------------------

                           SHAREHOLDER NAME AND                PERCENTAGE OF
FUND NAME                         ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
                           John Carroll University                  7.5%
                           20700 N. Park Blvd.
                           University Heights, OH 44118
--------------------------------------------------------------------------------
                           MAC & CO.                               10.6%
                           A/C BPHF 3006002
                           Mutual Funds Operations
                           P.O. Box 3198
                           Pittsburgh, PA 15230-3198
--------------------------------------------------------------------------------
                           ISTCO                                    7.5%
                           P.O. Box 523
                           Belleville, IL 62222-0523
--------------------------------------------------------------------------------
                           Coastal Insurance Enterprises Inc.       9.7%
                           Attn: Chris Baldwin
                           P.O. Box 240429
                           Montgomery AL 36124
--------------------------------------------------------------------------------
                           Healthcare Workers Compensation          6.7%
                           Fund
                           Attn: Chris Baldwin
                           P.O. Box 240429
                           Montgomery, AL 36124
--------------------------------------------------------------------------------
BOSTON PARTNERS            National Financial Svcs Corp. for       12.5%
MID CAP VALUE FUND         Exclusive Bene of Our Customers Sal
INV SHARES                 Vella
                           200 Liberty St.
                           New York, NY 10281
--------------------------------------------------------------------------------
                           Charles Schwab & Co. Inc.               42.6%
                           Special Custody Account for Benefit of
                           Customers
                           Attn: Mutal Funds
                           101 Montgomery St.
                           San Francisco, CA 94104
--------------------------------------------------------------------------------
                           George B. Smithy, Jr                     5.5%
                           38 Greenwood Rd.
                           Wellesley, MA 02181
--------------------------------------------------------------------------------
BOSTON PARTNERS            Boston Partners Asset Mgmt LP           79.3%
BOND FUND                  One Financial Center 43rd Fl.
INSTITUTIONAL              Boston, MA 02111
SHARES
--------------------------------------------------------------------------------
                           Chiles Foundation                       20.7%
                           111 S.W. Fifth Ave.
                           4010 US Bancorp Tower
                           Portland, OR 97204
--------------------------------------------------------------------------------

                           SHAREHOLDER NAME AND                PERCENTAGE OF
FUND NAME                         ADDRESS                        FUND HELD
--------------------------------------------------------------------------------
BOSTON PARTNERS            Charles Schwab & Co. Inc                77.0%
BOND FUND INVESTOR         Special Custody Account for Benefit of
SHARES                     Customers
                           Attn: Mutual Funds
                           101 Montgomery St.
                           San Francisco, CA 94104
--------------------------------------------------------------------------------
                           Donaldson Lufkin & Jenrette              5.1%
                           Securities Corporation
                           Attn: Mutual Funds
                           P.O. Box 2052
                           Jersey City, NJ 07303
--------------------------------------------------------------------------------
                           Stephen W. Hamilton                     15.3%
                           17 Lakeside Ln
                           N. Barrington, IL 60010
--------------------------------------------------------------------------------

                  OTHER COMMUNICATIONS. From time to time, references to the Fund may appear in advertisements and sales literature for certain products or services offered by the Adviser, its affiliates or others, through which it is possible to invest in one or more Funds managed by the Adviser.

                  The Fund may also from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash.

                  The Fund or Adviser may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund or that employed by the Adviser (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic accounting rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable instruments), economic conditions, risk and volatility assessments, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. The Fund or Adviser may also include in such advertisements or communications additional information concerning the Adviser and/or its employees or owners, its management philosophies, operating strategies and other advisory clients, as well as statements about the Adviser attributed to others. From time to time advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the view of the Adviser or Fund as to current market, economy, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund or an investor generally. The Fund or Adviser may also include in advertisements charts, graphs or drawings which compare the investment objective, return potential, relative stability and/or growth possibilities of the Fund and/or other mutual funds, or illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

                  LITIGATION. There is currently no material litigation affecting RBB.

                                   APPENDIX A


COMMERCIAL PAPER RATINGS
------------------------

                  A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - The highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  "A-2" - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                  "A-3" - Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                  "B" - Issues are regarded as having only a speculative capacity for timely payment.

                  "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

                  "D" - Issues are in payment default. The "D" rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.


CORPORATE LONG-TERM DEBT RATINGS
--------------------------------

                  The following summarizes the ratings used by Standard & Poor's for corporate debt:

                  "AAA" - This designation represents the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - Debt is more vulnerable to non-payment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

                  "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

                  PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  "r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

         The following summarizes the ratings used by Moody's for corporate debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba," "B," "Caa," "Ca," and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

                  Con. (---) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

                  (P)... - When applied to forward delivery bonds, indicates that the rating is provisional pending delivery of the bonds. The rating may be revised prior to delivery if changes occur in the legal documents or the underlying credit quality of the bonds.


                  Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.